Details of Significant Accounts - Share capital, reconciliation of additional paid-in capital due to the conversions of the perfect shares and the perfect class A and class B ordinary shares (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Share capital
Increase (decrease) through conversions of the perfect shares and the perfect class A and class B ordinary shares		$ 423,502
Additional paid-in capital
Share capital
Increase (decrease) through conversions of the perfect shares and the perfect class A and class B ordinary shares		$ 446,217
Additional paid-in capital | Perfect Common Share before Closing
Share capital
Par value of the Perfect Common Shares	$ 32,815
Fair value of the Perfect Preferred Shares on the Closing Date	358,238
Par value of the Class A and Class B Ordinary Shares	(10,100)
Subtotal	380,953
Listing expense	65,264
Increase (decrease) through conversions of the perfect shares and the perfect class A and class B ordinary shares	$ 446,217